Schedule of present value of lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non-current lease liabilities	€ 53,687	€ 49,392
Current lease liabilities	3,135	2,696
Total Lease liabilities	56,822	52,088
Later than one years and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal value of lease payments	25,301	2,296
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal value of lease payments	2,150	24,434
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal value of lease payments	2,214	1,280
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal value of lease payments	2,289	1,331
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Nominal value of lease payments	10,733	7,384
Later than ten years and not later than fifteen years [member]
IfrsStatementLineItems [Line Items]
Nominal value of lease payments	9,114	8,907
Later Than Fifteen Years [member]
IfrsStatementLineItems [Line Items]
Nominal value of lease payments	€ 1,886	€ 3,759